Share-based Compensation - Valuation assumptions (Details) - Share options	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation assumptions
Expected volatility, minimum	50.10%	49.60%	47.80%
Expected volatility, maximum	55.00%	52.10%	48.40%
Weighted average volatility	51.90%	50.80%	48.30%
Expected dividends
Risk-free rate, minimum	0.40%	1.40%	2.60%
Risk-free rate, maximum	0.70%	2.40%	2.80%
Contractual term (in years)		6 years	6 years
Minimum
Valuation assumptions
Contractual term (in years)	6 years
Maximum
Valuation assumptions
Contractual term (in years)	7 years